Derivative financial liabilities (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			10 Months Ended
	Dec. 13, 2021	Feb. 24, 2021	Dec. 31, 2021	Dec. 31, 2022
Disclosure of fair value measurement of liabilities [line items]
Cash proceeds			$ 43,767
Registered Direct Offering [Member] | Derivative Stock Warrants [Member]
Disclosure of fair value measurement of liabilities [line items]
Stock warrant issued	3,055,556	2,673,268
Common shares, exercise price	$ 4.7	$ 11
Derivative Stock Warrants [Member]
Disclosure of fair value measurement of liabilities [line items]
Class of warrants or rights outstanding				5,728,824
Derivative Stock Warrants [Member] | Bottom of range [member]
Disclosure of fair value measurement of liabilities [line items]
Class of warrants or rights month of expiry			2024-08
Derivative Stock Warrants [Member] | Top of range [member]
Disclosure of fair value measurement of liabilities [line items]
Class of warrants or rights month of expiry			2025-06
Derivative Stock Warrants [Member] | Registered Direct Offering [Member]
Disclosure of fair value measurement of liabilities [line items]
Prior period from date of issuance	3 years 6 months	3 years 6 months